OPERATING LEASES - (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Land and buildings
Operating leases
Future minimum lease payments	$ 184	$ 200
Land and buildings | Within one year or on demand
Operating leases
Future minimum lease payments	37	40
Land and buildings | Between one and two years
Operating leases
Future minimum lease payments	30	35
Land and buildings | Between two and three years
Operating leases
Future minimum lease payments	27	27
Land and buildings | Between three and four years
Operating leases
Future minimum lease payments	22	23
Land and buildings | Between four and five years
Operating leases
Future minimum lease payments	16	19
Land and buildings | After five years
Operating leases
Future minimum lease payments	52	56
Other assets [member]
Operating leases
Future minimum lease payments	34	34
Other assets [member] | Within one year or on demand
Operating leases
Future minimum lease payments	17	17
Other assets [member] | Between one and two years
Operating leases
Future minimum lease payments	11	11
Other assets [member] | Between two and three years
Operating leases
Future minimum lease payments	4	5
Other assets [member] | Between three and four years
Operating leases
Future minimum lease payments	$ 2	$ 1